Jan. 31, 2020

HIGHLAND FUNDS II

Highland Small-Cap Equity Fund (“Small-Cap Equity Fund”)

Highland Fixed Income Fund (“Fixed Income Fund”)

Highland Total Rerun Fund (“Total Return Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 9, 2020 to the Funds’ Prospectus (the “Prospectus”), dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall be made in the Prospectus.

1. On page 12 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Small-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 20.85% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -17.80% for the quarter ended September 30, 2011.

2. On page 18 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Fixed Income Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 2.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -2.46% for the quarter ended June 30, 2013.

3. On page 24 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Total Return Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 8.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -12.51% for the quarter ended September 30, 2011.